Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets

10. Other Non-Current Assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Rental deposits	5,958	6,272
Prepayments for real estate and non-current portion of prepayments to suppliers	6,732	7,256
Others	489	86
Total	13,179	13,614